Provisions (Tables)	12 Months Ended
Jan. 31, 2022
Text block [abstract]
Summary of Provisions
The Company’s provisions were as follows, as at:

	January 31, 2022	January 31, 2021
Product-related	$372.8	$390.0
Restructuring	3.2	11.2
Other	38.3	27.2
Total provisions	$414.3	$428.4
Current	328.1	353.2
Non-current	86.2	75.2
Total provisions	$414.3	$428.4

Summary of changes in Provision
The changes in provisions were as follows:

	Product-related	Restructuring	Other	Total
Balance as at January 31, 2021	$390.0	$11.2	$27.2	$428.4
Expensed during the year	457.3	—	24.7	482.0
Paid during the year	(455.2)	(7.5)	(12.9)	(475.6)
Reversed during the year	(10.9)	—	(0.3)	(11.2)
Effect of foreign currency exchange rate changes	(7.5)	(0.5)	(0.4)	(8.4)
Unwinding of discount and effect of changes in discounting estimates	(0.9)	—	—	(0.9)
Balance as at January 31, 2022	$372.8	$3.2	$38.3	$414.3